Property and equipment	12 Months Ended
Dec. 31, 2020
16. Property and equipment

The Group’s property and equipment consisted of the following:

	Property	Motor vehicle	Office equipment & furniture	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2019	47,908	995	1,039	3,923	53,865
Additions	232	-	39	-	271
Disposal	-	(416)	-	-	(416)
At December 31, 2019	48,140	579	1,078	3,923	53,720
Addition	-	-	-	-	-
At December 31, 2020	48,140	579	1,078	3,923	53,720

Accumulated depreciation
At January 1, 2019	470	976	391	1,204	3,041
Depreciation	2,286	-	136	553	2,975
Adjustment	-	(31)	-	-	(31)
Disposal	-	(395)	-	-	(395)
At December 31, 2019	2,756	550	527	1,757	5,590
Depreciation	2,286	-	138	553	2,977
At December 31, 2020	5,042	550	665	2,310	8,567

Net book value
At December 31, 2019	45,384	29	551	2,166	48,130
At December 31, 2020	43,098	29	413	1,613	45,153